Fair Value of Financial Instruments (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Revolving Credit Facility
Interest Rate Risk
Outstanding debt	$ 1,100,000,000	$ 922,000,000
Interest rate (as a percent)	1.91%	1.98%
Interest Rate Risk | Variable Rate Debt
Interest Rate Risk
Change in interest rate that would result in an increase or decrease of annual interest expense (as a percent)	0.125%	0.125%
Increase or decrease in annual interest expense	$ 1,300,000	$ 1,200,000